Operating costs (Tables)	12 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Schedule of expenses by nature

	Before exceptional items and remeasurements			Exceptional items and remeasurements			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Depreciation, amortisation and impairment	1,588	1,530	1,481	147	—	—	1,735	1,530	1,481
Payroll costs	1,703	1,648	1,578	149	—	—	1,852	1,648	1,578
Purchases of electricity	1,504	1,299	1,143	(50)	(14)	(46)	1,454	1,285	1,097
Purchases of gas	1,644	1,539	1,241	(2)	4	(22)	1,642	1,543	1,219
Rates and property taxes	1,108	1,057	1,042	—	—	—	1,108	1,057	1,042
Balancing Services Incentive Scheme	1,196	1,012	1,120	—	—	—	1,196	1,012	1,120
Payments to other UK network owners[1]	—	1,043	1,008	—	—	—	—	1,043	1,008
Other	2,748	2,665	2,649	328	(26)	633	3,076	2,639	3,282
	11,491	11,793	11,262	572	(36)	565	12,063	11,757	11,827
Operating costs include:
Inventory consumed							415	367	296
Operating leases[2]							46	51	43
Research and development expenditure							19	13	14

1.	Under IFRS 15, for 2019 revenue and associated payments to other UK network owners are presented on a net basis. Refer to note 37.

2.	Following a review during the year, the comparatives have been refined to provide consistency with the current year.
(a) Payroll costs

	2019	2018	2017
	£m	£m	£m
Wages and salaries[1]	2,084	1,998	1,852
Social security costs	156	157	145
Defined contribution scheme costs	72	65	58
Defined benefit pension costs	232	156	151
Share-based payments	27	16	32
Severance costs (excluding pension costs)	76	7	5
	2,647	2,399	2,243
Less: payroll costs capitalised	(795)	(751)	(665)
Total payroll costs	1,852	1,648	1,578

1.	Included within wages and salaries are US other post-retirement benefit costs of £48 million (2018: £46 million; 2017: £53 million). For further information refer to note 25.

Schedule of additional information
(e) Auditors’ remuneration
Auditors’ remuneration is presented below in accordance with the requirements of the Companies Act 2006 and the principal accountant fees and services disclosure requirements of Item 16C of Form 20-F:

	2019	2018	2017
	£m	£m	£m
Audit fees payable to the Parent Company’s auditors and their associates in respect of:[1]
Audit of the Parent Company’s individual and consolidated financial statements[2]	1.6	2.7	1.5
The auditing of accounts of any associate of the Company[3]	7.2	9.3	13.7
Other services supplied[4]	5.2	3.9	4.6
	14.0	15.9	19.8
Total other services[5]
Tax fees:
Tax compliance services	—	0.3	0.4
Tax advisory services	—	—	0.1
All other fees:
Other assurance services[6]	1.1	0.7	4.6
Services relating to corporate finance transactions not covered above[7]	—	—	5.9
Other non-audit services not covered above[8]	2.2	0.9	6.3
	3.3	1.9	17.3
Total auditors’ remuneration	17.3	17.8	37.1

1.	Deloitte LLP became the Group’s principal auditor for the year ended 31 March 2018. PricewaterhouseCoopers LLP (PwC) was the principal auditor for the year ended 31 March 2017.

2.	Audit fees in each year represent fees for the audit of the Company’s financial statements and regulatory reporting for the years ended 31 March 2019, 2018 and 2017.

3.	The 2018 comparative has been updated following finalisation of the 2018 audit fee with the Audit Committee.

4.
Other services supplied represent fees payable for services in relation to other statutory filings or engagements that are required to be carried out by the auditors. In particular, this includes fees for reports under section 404 of the US Public Company Accounting Reform and Investor Protection Act of 2002 (Sarbanes-Oxley), audit reports on regulatory returns and the review of interim financial statements for the six-month periods ended 30 September 2018, 2017 and 2016 respectively.

5.	There were no audit related fees as described in Item 16C(b) of Form 20-F.

6.
Principally amounts relating to assurance services provided in relation to comfort letters for debt issuances. In 2017, amounts represented assurance services undertaken by PwC in relation to the sale of UK Gas Distribution and data assurance work in respect of financial information included in US rate filings.

7.	Vendor due diligence and other transaction services in relation to the sale of UK Gas Distribution.

8.
Fees for other non-audit services – projects including services provided to the UK Property business, relating to evaluating possible options for the use of property assets. In 2017, services related principally to PwC assisting the Company with separation activities in relation to the sale of UK Gas Distribution.

(b) Number of employees

	31 March 2019	Monthly average 2019	31 March 2018	Monthly average 2018	31 March 2017	Monthly average 2017
UK	5,962	6,227	6,517	6,431	6,265	6,291
US	16,614	16,669	16,506	16,274	15,867	15,752
Total number of employees	22,576	22,896	23,023	22,705	22,132	22,043
4. Operating costs continued
(c) Key management compensation

	2019	2018	2017
	£m	£m	£m
Short-term employee benefits	7	8	8
Post-employment benefits	1	1	1
Share-based payments	3	3	6
Total key management compensation	11	12	15